Deferred Tax liability (Details Narrative) - USD ($)	3 Months Ended			6 Months Ended		12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024	Mar. 31, 2024	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Net operating loss carryforward						$ 37,379,170	$ 58,145,638
Lessor, Operating Lease, Description						The net operating loss carryforwards generated before 2018 expire between 2031 and 2037. The losses generated in 2018 and later tax years do not expire.
Income tax recovery	$ 0	$ 504,798	$ 699,920	$ 0	$ 1,204,718	$ (1,538,590)	$ 2,588,590
Effective income tax rate			12.60%			5.80%	(23.40%)
Income taxes payable	$ 1,050,000			950,000		$ 1,050,000
Income tax payable				$ 950,000		$ 1,050,000